SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA - VARIABLE INTEREST ENTITIES (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) MW	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Investments [Abstract]
Equity method investment	$ 2,080				$ 2,889				$ 2,080	$ 2,889
Assets [Abstract]
Cash and cash equivalents	349				403				349	403	$ 570	$ 904
Restricted cash	66				27				66	27
Inventories	258				298				258	298
Other	271				267				271	267
Total current assets	3,110				2,891				3,110	2,891
Restricted cash	10				20				10	20
Property, plant and equipment, net	32,931				28,039				32,931	28,039
Total assets	47,786				41,150				47,786	41,150	39,651
Liabilities [Abstract]
Current portion of long-term debt	913				907				913	907
Fixed-price contracts and other derivatives	83				56				83	56
Other	557				551				557	551
Total current liabilities	5,927				4,612				5,927	4,612
Asset retirement obligations	2,431				2,126				2,431	2,126
Long-term debt	14,429				13,134				14,429	13,134
Fixed-price contracts and other derivatives	405				240				405	240
Equity [Abstract]
Other noncontrolling interests	2,270				750				2,270	750
Total liabilities and equity	47,786				41,150				47,786	41,150
Net assets less other noncontrolling interests	12,951				11,809				12,951	11,809
Operating Expenses [Abstract]
Operation and maintenance									2,970	2,886	2,935
Depreciation and amortization									1,312	1,250	1,156
Interest expense									(553)	(561)	(554)
(Loss) income before taxes/Net (loss) income									1,519	1,448	1,262
Losses (earnings) attributable to noncontrolling interest									(148)	(98)	(100)
Earnings attributable to common shares	379	$ 622	$ 16	$ 353	369	$ 248	$ 295	$ 437	1,370	1,349	1,161
San Diego Gas and Electric Company [Member]
Assets [Abstract]
Cash and cash equivalents	8				20				8	20	8	$ 27
Restricted cash	11				23				11	23
Inventories	80				75				80	75
Other	19				20				19	20
Total current assets	1,072				1,004				1,072	1,004
Restricted cash	1				0				1	0
Property, plant and equipment, net	13,250				12,256				13,250	12,256
Total assets	17,719				16,515				17,719	16,515
Liabilities [Abstract]
Current portion of long-term debt	191				50				191	50
Fixed-price contracts and other derivatives	61				51				61	51
Other	82				101				82	101
Total current liabilities	1,168				1,207				1,168	1,207
Asset retirement obligations	751				729				751	729
Long-term debt	4,658				4,455				4,658	4,455
Fixed-price contracts and other derivatives	189				106				189	106
Equity [Abstract]
Other noncontrolling interests	37				53				37	53
Total liabilities and equity	17,719				16,515				17,719	16,515
Net assets less other noncontrolling interests	5,641				5,223				5,641	5,223
Operating Expenses [Abstract]
Operating income									990	1,058	959
Interest expense									(195)	(204)	(202)
(Loss) income before taxes/Net (loss) income									565	606	527
Losses (earnings) attributable to noncontrolling interest									5	(19)	(20)
Earnings attributable to common shares									$ 570	587	507
San Diego Gas and Electric Company [Member] | Otay Mesa VIE [Member]
Variable Interest Entity [Line Items]
Generating capacity (in mw) | MW									605
Put option	280								$ 280
Investments [Abstract]
Equity of Variable interest entity	37				53				37	53
Secured debt of variable interest entity	305								305
Assets [Abstract]
Cash and cash equivalents	6				5				6	5
Restricted cash	11				23				11	23
Inventories	3				3				3	3
Other	2				0				2	0
Total current assets	22				31				22	31
Restricted cash	1				0				1	0
Property, plant and equipment, net	354				383				354	383
Total assets	377				414				377	414
Liabilities [Abstract]
Current portion of long-term debt	10				10				10	10
Fixed-price contracts and other derivatives	13				14				13	14
Other	5				5				5	5
Total current liabilities	28				29				28	29
Long-term debt	293				303				293	303
Fixed-price contracts and other derivatives	12				23				12	23
Deferred credits and other	7				6				7	6
Equity [Abstract]
Other noncontrolling interests	37				53				37	53
Total liabilities and equity	377				414				377	414
Operating Expenses [Abstract]
Cost of electric fuel and purchased power									(79)	(83)	(83)
Operation and maintenance									29	19	19
Depreciation and amortization									35	26	27
Total operating expenses									(15)	(38)	(37)
Operating income									15	38	37
Interest expense									(20)	(19)	(17)
(Loss) income before taxes/Net (loss) income									(5)	19	20
Losses (earnings) attributable to noncontrolling interest									5	(19)	(20)
Earnings attributable to common shares									0	0	$ 0
Sempra Renewables [Member]
Assets [Abstract]
Inventories	4				3				4	3
Sempra Renewables [Member] | Noncontrolling Tax Equity Investors [Member]
Assets [Abstract]
Cash and cash equivalents	88								88
Accounts receivable	3								3
Total current assets	91								91
Property, plant and equipment, net	926								926
Total assets	1,017								1,017
Liabilities [Abstract]
Accounts payable	68								68
Other	7								7
Total current liabilities	75								75
Asset retirement obligations	27								27
Total liabilities	102								102
Equity [Abstract]
Other noncontrolling interests	468								468
Net assets less other noncontrolling interests	447								447
Sempra LNG and Midstream [Member]
Assets [Abstract]
Inventories	82				98				82	98
Sempra LNG and Midstream [Member] | Cameron LNG Holdings [Member]
Investments [Abstract]
Equity method investment	$ 997				$ 983				$ 997	$ 983